Discontinued Operations (Tables)	12 Months Ended
Apr. 25, 2014
Discontinued Operations And Disposal Groups [Abstract]
Summary of Operating Results for Discontinued Operations before Tax

The following is a summary of the operating results of Physio-Control for discontinued operations for fiscal year 2012:

(in millions)	2012
Discontinued operations:
Net sales	$323

Earnings from operations of Physio-Control	$48
Physio-Control divestiture-related costs	(42)
Gain on sale of Physio-Control	218
Income tax expense	(22)

Earnings from discontinued operations	$202